DERIVATIVES - Derivative Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Liabilities
The conversion component in the convertible notes		$ 96
Viola Warrants (non-traded)	$ 371	2,315
Warrants (Series 4) (traded) issued in the 2015 rights offering	71	464
Liabilities	$ 442	$ 2,875